UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10561
                                                    ---------------

                          DB Hedge Strategies Fund LLC
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 Deforest Avenue
                                Summit, NJ 07901
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                               25 Deforest Avenue
                                Summit, NJ 07901
             ------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 908-608-3000
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                          DB HEDGE STRATEGIES FUND LLC

                              FINANCIAL STATEMENTS

                        For the year ended March 31, 2005

                          DB Hedge Strategies Fund LLC

                              Financial Statements

                        For the year ended March 31, 2005



                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1
Statement of Assets, Liabilities and Members' Capital..........................2
Schedule of Investments........................................................3
Statement of Operations........................................................4
Statements of Changes in Members' Capital......................................5
Statement of Cash Flows........................................................6
Financial Highlights.........................................................7-8
Notes to Financial Statements...............................................9-14
Directors and Officers Biographical Data...................................15-20
Portfolio Proxy Voting Policies and Procedures; SEC Filings...................21
Components of Net Assets by Investment Strategy ................ .............22

(LOGO)
PricewaterhouseCoopers
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                     PricewaterhouseCoopers LLP
                                                     300 Madison Avenue
                                                     New York NY 10017
                                                     Telephone (646) 471-3000
                                                     Direct phone (646) 471-2139
                                                     Direct fax (813) 329-1297
                                                     www.pwc.com


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Members of DB Hedge Strategies Fund LLC


In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of DB Hedge Strategies Fund LLC (the "Fund") at March 31, 2005, the results of its operations and cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended and the financial highlights for each of the two years then ended and for the period June 28, 2002 (commencement of operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2005 by correspondence with general partners/managing members of the investment funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers
[GRAPHIC OMITTED]

May 20, 2005

                          DB Hedge Strategies Fund LLC

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2005


ASSETS
Investments in investment funds, at fair value (cost $47,338,496)                $ 51,754,793
Cash and cash equivalents                                                           7,162,577
Receivable for investments sold                                                     8,529,290
Prepaid expenses                                                                       20,803
Interest receivable                                                                     9,016
                                                                                 ------------
         TOTAL ASSETS                                                              67,476,479
                                                                                 ------------

LIABILITIES
Redemptions payable                                                                 5,251,479
Subscriptions received in advance                                                     300,000
Professional fees payable                                                             193,518
Management fee payable                                                                179,001
Administration fee payable                                                            172,422
Investor services fees payable                                                         52,171
Registration fees payable                                                              48,246
Custodian fees payable                                                                  1,539
Other accrued expenses                                                                 48,898
                                                                                 ------------
         TOTAL LIABILITIES                                                          6,247,274
                                                                                 ------------

MEMBERS' CAPITAL                                                                 $ 61,229,205
                                                                                 ============

MEMBERS' CAPITAL
Represented by:
Units (150,000 units authorized; 53,962.98 units outstanding)                    $ 57,408,109
Accumulated net realized gain                                                       2,185,644
Accumulated net investment loss                                                    (2,780,845)
Net unrealized appreciation on investments                                          4,416,297
                                                                                 ------------
         MEMBERS' CAPITAL                                                        $ 61,229,205
                                                                                 ============

NET ASSET VALUE PER UNIT                                                         $   1,134.65
                                                                                 ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Schedule of Investments

                                 March 31, 2005

                                                                                                                       % OF MEMBERS'
STRATEGY                 INVESTMENT FUND                                       COST        FAIR VALUE    LIQUIDITY        CAPITAL
--------                 ---------------                                       ----       -----------    ---------        -------
Event Driven             Avenue Asia Investments, L.P.                     $ 2,000,000    $ 2,806,422     Annually          4.6%
                         Brencourt Arbitrage, L.P.                           2,813,764      3,008,816    Quarterly          4.9%
                         Feingold O'Keefe Capital I, L.P.                    3,250,000      3,639,298    Quarterly          5.9%
                         Special K Capital II, L.P.                          1,916,906      2,237,344     Annually          3.7%
                         Strategic Value Restructuring Fund, L.P.            2,000,000      2,186,923     Annually          3.6%
                                                                          ----------------------------------------------------------
Total Event Driven                                                          11,980,670     13,878,803                      22.7%

Global Macro             Anglian Commodities U.S. Feeder Fund, L.L.C.
                                                                             2,500,000      2,563,990     Monthly           4.2%
                         The Capital Fund, L.L.C.                            3,500,000      3,453,368     Monthly           5.6%
                         Vega Select Opportunities Fund Ltd.                 1,750,000      2,626,274     Monthly           4.3%
                                                                          ----------------------------------------------------------
Total Global Macro                                                           7,750,000      8,643,632                      14.1%

Long/Short Equity        Ascend Partners Leveraged Fund, L.P.                3,500,000      3,620,981    Quarterly          5.9%
                         Elm Ridge Capital Partners, L.P.                    2,500,000      3,186,431    Quarterly          5.2%
                         Endeavour Capital Partners L.P.                     1,750,000      2,018,180     Annually          3.3%
                         Galante Partners, L.P.                              2,199,190      1,831,834    Quarterly          3.0%
                         Neon Liberty Emerging Markets                                                   Quarterly
                            Fund, L.P.                                       2,147,932      2,341,220                       3.8%
                         Rx Healthcare Partners II, L.P.                     1,500,000      1,489,002    Quarterly          2.4%
                         Seligman Tech Spectrum Fund, L.L.C.                 1,913,122      2,245,721    Quarterly          3.7%
                         Stadia Consumer Fund, L.P.                          3,000,000      3,076,626    Quarterly          5.0%
                                                                          ----------------------------------------------------------
Total Long/Short Equity                                                     18,510,244     19,809,995                      32.3%

Relative Value           Amaranth Partners L.L.C.                            4,750,000      5,590,568     Annually          9.1%
                         Clinton Multistrategy Fund, L.L.C.                  3,000,000      3,026,785     Monthly           5.0%
                         Safe Harbor Fund, L.P.                              1,000,000        423,992     Monthly           0.7%
                         Tiburon Fund, L.P.                                    347,582        381,018    Quarterly          0.8%
                                                                          ----------------------------------------------------------
Total Relative Value                                                         9,097,582      9,422,363                      15.6%
                                                                          ----------------------------------------------------------
                              Total                                        $47,338,496     51,754,793                      84.7%
                                                                          =============

                         Other Assets, less Liabilities                                     9,474,412                      15.3%
                                                                                         -------------------------------------------

                         Members' Capital                                                 $61,229,205                     100.0%
                                                                                         ===========================================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Operations

                        For the year ended March 31, 2005


INVESTMENT INCOME
   Interest income                                                                          $    53,501
                                                                                           -------------

EXPENSES
   Management fees                                                         $1,330,537
   Professional fees                                                          363,139
   Administration fees                                                        341,163
   Insurance                                                                  129,533
   Printing                                                                    59,000
   Board of Directors fees and expenses                                        52,000
   Investor services fees                                                      48,271
   Registration                                                                44,446
   Custodian fees                                                              14,624
   Other expenses                                                                 972
                                                                          ------------
       Total expenses                                                       2,383,685

   Management fees waived by Adviser                                         (885,356)
                                                                          ------------
       Net expenses                                                                           1,498,329
                                                                                           -------------

       NET INVESTMENT LOSS                                                                   (1,444,828)
                                                                                           -------------

Gain from investment fund transactions
       Net realized gain from investment funds redeemed                       769,685
       Change in net unrealized appreciation on investment funds              539,684
                                                                          ------------
NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                                   1,309,369
                                                                                           -------------

       NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                             $  (135,459)
                                                                                           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                    Statements of Changes in Members' Capital


                                                                                   YEAR ENDED         YEAR ENDED
                                                                                 MARCH 31, 2005     MARCH 31, 2004
                                                                                 --------------     --------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                             $ (1,444,828)      $  (930,814)
  Net realized gains from sale of investment funds redeemed                            769,685         1,454,919
  Net change in unrealized appreciation on investments funds                           539,684         3,189,919
                                                                                  ------------       -----------
      NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS
                                                                                      (135,459)        3,714,024

FROM MEMBERS' CAPITAL TRANSACTIONS
  Subscriptions (units purchased 18,064.75 and 25,212.17,
      respectively)                                                                 20,707,053        27,621,547
   Redemptions (units redeemed 14,539.13 and 505.26, respectively)                 (16,845,120)         (575,385)
                                                                                  ------------       -----------

         NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL TRANSACTIONS                    3,861,933        27,046,162
                                                                                  ------------       -----------

         NET CHANGE IN MEMBERS' CAPITAL                                              3,726,474        30,760,186

Members' capital at beginning of year                                               57,502,731        26,742,545
                                                                                  ------------       -----------

Members' capital at end of year                                                   $ 61,229,205       $57,502,731
                                                                                  ============       ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                             Statement of Cash Flows

                        For the year ended March 31, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
   Net decrease in Members' capital from operations                            $   (135,459)
   Adjustments to reconcile net decrease in Members' capital from operations to net cash provided by operating activities:
       Purchases of investment funds                                            (36,004,486)
       Sales of investment funds                                                 37,257,386
       Net gain from investment funds redeemed                                     (769,684)
       Net unrealized depreciation on investment funds                             (539,684)
       Decrease in investment funds paid in advance                               9,750,000
       Increase in receivable for investment funds sold                          (8,529,290)
       Decrease in other receivable                                                 107,385
       Increase in prepaid expenses                                                  (3,165)
       Increase in interest receivable                                               (7,648)
       Increase in management fee payable                                            85,041
       Increase in registration fees payable                                         48,246
       Increase in professional fees payable                                         48,008
       Increase in investor services fees payable                                    47,671
       Increase in administration fees payable                                       46,449
       Increase in custodian fees payable                                             1,539
       Increase in other accrued expenses                                               112
                                                                               ------------

         NET CASH PROVIDED BY OPERATING ACTIVITIES                                1,402,421
                                                                               ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                 17,044,667
   Redemptions                                                                  (11,512,362)
                                                                               ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                5,532,305
                                                                               ------------

NET INCREASE IN CASH                                                              6,934,726

Cash and cash equivalents at beginning of year                                      227,851
                                                                               ------------

Cash and cash equivalents at end of year                                       $  7,162,577
                                                                               ============
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash subscriptions and redemptions resulting from transfers                $    600,801
                                                                               ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

                              Financial Highlights

                                                                                                       PERIOD FROM
                                                                                                      JUNE 28, 2002
                                                                                                      (COMMENCEMENT
                                                                                                      OF OPERATIONS)
                                                            YEAR ENDED            YEAR ENDED             THROUGH
                                                          MARCH 31, 2005        MARCH 31, 2004       MARCH 31, 2003*
                                                          --------------        --------------       ---------------
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                         $1,140.08             $1,039.33             $1,030.83*
                                                            -----------           -----------           -----------

Income (loss) from investment operations:

    Net investment loss**                                       (23.68)               (24.16)               (16.36)

    Net realized gain and unrealized appreciation
    on investment fund transactions
                                                                 18.25                124.91                 24.86
                                                            -----------           -----------           -----------

Total from investment operations                                 (5.43)               100.75                  8.50
                                                            -----------           -----------           -----------


Net asset value, end of period                               $1,134.65             $1,140.08             $1,039.33
                                                            ===========           ===========           ===========

*  On October 1, 2002,  the net asset value per Unit was recast to $1,000.00  from $970.09.  At that date, for every
   Unit owned, the Member holdings was reduced to .97009 Units. The above beginning of period net asset value is the equivalent price given the revised number of Units.

** Based on average outstanding units during the period.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                          DB Hedge Strategies Fund LLC

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

                                                                                                       PERIOD FROM
                                                                                                      JUNE 28, 2002
                                                                                                      (COMMENCEMENT
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE NET                                                    OF OPERATIONS)
ASSETS AND OTHER FINANCIAL HIGHLIGHTS INFORMATION           YEAR ENDED            YEAR ENDED             THROUGH
FOR THE PERIOD:                                           MARCH 31, 2005        MARCH 31, 2004       MARCH 31, 2003
                                                          --------------        --------------       ---------------
Ratios to average net assets:

    Net investment loss (a) (b)                               (2.12%)               (2.18%)               (2.14%)

    Net expenses (a) (b) (c)                                   2.20%                 2.20%                 2.20%


Total return                                                  (0.48%)                9.69%                 0.82%


Portfolio turnover rate                                          60%                   24%                   25%

Members' capital, end of period (thousands)                 $61,229               $57,503               $26,743

(a) Annualized for periods of less than one year.
(b) The Adviser waived  $885,356 of fees for the year ended March 31, 2005. The net investment loss ratio would have been 1.30% greater and the total  expenses ratio would have been 1.30% greater had these fees not been waived by the Adviser.  The Adviser waived $606,150 and $728,932 of fees and expenses for the periods ended March 31, 2004 and March 31, 2003, respectively.  The net investment loss ratio would have been 1.42% and 3.85% greater and the total expenses ratio would have been 1.42% and 3.85% greater on an annualized  basis had these fees and expenses not been waived/reimbursed by the Adviser, respectively.
(c) Expense ratios for the underlying Investment Funds are not included in the expense ratio.

The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

DB Hedge Strategies Fund LLC (the "Fund") was organized as a Delaware limited liability company on October 23, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's units (the "Units") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale. The Fund's investment objective is to seek attractive risk-adjusted rates of return. The Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds"), that pursue a variety of "absolute return" investment strategies. The Investment Funds in which the Fund invests may pursue various investment strategies and are subject to special risks. The Fund commenced operations on June 28, 2002.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). At March 31, 2005, Deutsche Asset Management, Inc. (an affiliate of the Adviser) had a capital balance in the Fund of $27,517,808.

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to repurchase Units. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. A Member's interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole discretion.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

a.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month within 10 business days of the last day of the month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value per Unit of the Fund equals the net asset value of the Fund divided by the number of outstanding Units. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

b.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.   FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

d.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

e.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A. The Fund treats all financial instruments that mature within three months as cash equivalents.

f.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.95% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The management fee accrues monthly and is payable at the end of each quarter. Management fees for the year were $1,330,537, of which $179,001 was payable at March 31, 2005.

The Fund pays the Adviser an administrative servicing fee at the annual rate of ..50% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. Administration fees for the year ended March 31, 2005 were $341,163, of which $172,422 was payable at March 31, 2005.

The Adviser has contractually agreed to extend the waiver of its fees and/or reimburse the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 2.20% ("Expense Limitation Agreement") during the period through March 31, 2005. For the year, the Adviser waived management fees of $885,356.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, the Adviser has engaged PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") to serve as the Fund's sub-administrator pursuant to the sub-administration agreement between PFPC and the Adviser ("Sub-Administration Agreement"). Under the Sub-Administration Agreement, PFPC provides administrative and accounting services to the Administrator. As compensation for these services, the Adviser pays PFPC a fee or fees as may be agreed to in writing by the Adviser and PFPC at no additional cost to the Fund.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $2,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Fund for the year ended March 31, 2005 were $52,000.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4.   SECURITY TRANSACTIONS

As of March 31, 2005, the Fund had investments in Investment Funds, none of which were related parties. Aggregate purchases of Investment Funds amounted to $36,004,486 and aggregate sales of Investment Funds amounted to $37,257,387 for the year ended March 31, 2005.

At March 31, 2005, the estimated cost of investments for Federal income tax purposes was $47,338,496. As of that date, net unrealized appreciation on investments was estimated to be $4,416,297, made up of gross unrealized appreciation on investments of $5,417,290 and gross unrealized depreciation on investments of $1,000,993.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

DB HEDGE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6.   CONCENTRATION OF RISK

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Units.

7.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8.   SUBSEQUENT EVENTS

The Fund received contributions from unaffiliated Members totaling $300,000 on March 31, 2005, which became effective on April 1, 2005. This amount is reflected as subscriptions received in advance on the Statement of Assets, Liabilities and Members' Capital.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Director, State University
c/o DB Hedge Strategies Fund LLC                    inception     Consulting (financial                  of New York at Albany (1998
25 DeForest Ave.                                                  services consulting)                   to present); Director,
Summit, NJ  07901-2154                                            (2001 to present).                     Phinity Offshore Fund,
(9/18/55)                                                         Formerly, Chief                        Ltd., Tiger Asia Overseas
                                                                  Financial Officer,                     Fund, Ltd. Offshore Fund;
                                                                  Tiger Management                       Tiger Technology Fund Ltd.,
                                                                  (investment adviser                    TS I Offshore Limited (2004
                                                                  to hedge funds) (1993                  to present).
                                                                  to 2001).
------------------------------------------------------------------------------------------------------------------------------------

-----------------
(i)   Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii)  Since  March  2003,  Messrs.  Altman and Citron  have served as members of the  Conflicts  Advisory  Board of certain  private investment funds managed by DBIM or its affiliates.  This Conflicts  Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                    Director    Since         General Counsel, New          3                   None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates
25 DeForest Ave.                                                  (venture capital firm)
Summit, NJ  07901-2154                                            (2001 to present).
(1/31/65)                                                         Formerly, General
                                                                  Counsel and Sr. Vice
                                                                  President, the ING
                                                                  mutual funds (1998 to
                                                                  2000); Vice President,
                                                                  ING Mutual Funds
                                                                  Management Co. LLC
                                                                  (registered investment
                                                                  adviser) (1998 to
                                                                  2000); Vice President,
                                                                  ING Funds Distributors,
                                                                  Inc. (principal
                                                                  underwriter for the ING
                                                                  mutual funds) (1998 to
                                                                  2000); Vice President,
                                                                  ING Funds Services Co.
                                                                  LLC (administrator to
                                                                  the ING mutual funds)
                                                                  (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)  OFFICE(i) &       OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                         Director    Since         Sr. Managing Director          3       Director, Gabelli Dividend
c/o DB Hedge Strategies Fund LLC                    Inception     of Investments, Beacon                 and Income Trust (2003 to
25 DeForest Ave.                                                  Trust Company (2004 to                 present); Trustee, Levco
Summit, NJ  07901-2154                                            present); Chief                        Series Trust Mutual Funds
(6/12/47)                                                         Executive Officer,                     (2 portfolios) (2001 to
                                                                  Allied Capital                         present); Director, Allied
                                                                  Management LLC                         Capital Manage-ment LLC
                                                                  (registered investment                 (1998 to 2004). Formerly,
                                                                  adviser - wholly owned                 Trustee, Scudder MG
                                                                  subsidiary of                          Investment Trust (formerly
                                                                  Honeywell) (1998 to                    Morgan Grenfell Investment
                                                                  2004); and Vice                        Trust (11 portfolios) (1994
                                                                  President -                            to 2002).
                                                                  Investments, Honeywell
                                                                  International, Inc.
                                                                  (advanced technology
                                                                  and manufacturer) (1977
                                                                  to 2004).
------------------------------------------------------------------------------------------------------------------------------------

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                      TERM OF           PRINCIPAL            IN FUND
                                       POSITION(S)   OFFICE &         OCCUPATION(S)          COMPLEX               OTHER
                                        HELD WITH    LENGTH OF       DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED          5 YEARS            DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE "INTERESTED PERSONS"(ii)
------------------------------------------------------------------------------------------------------------------------------------
Raymond C. Nolte                        Director    Since         Global Head of                 3       Topiary Fund Ireland Plc
DB Hedge Strategies Fund LLC                        Inception     Funds-of-Funds, DB                     (offshore fund) (1997 to
25 DeForest Ave.                                                  Absolute Return                        present) and Gordian Knot
Summit, NJ  07901-2154                                            Strategies (1996 to                    Ltd. (a U.K. investment
(6/25/61)                                                         present) and Vice                      advisory firm) (2002 to
                                                                  President, DBIM (2002                  present).
                                                                  to present). Formerly,
                                                                  Vice President,
                                                                  Associate Vice
                                                                  President, and
                                                                  Assistant Treasurer,
                                                                  Foreign Exchange Sales
                                                                  and Trading and
                                                                  International Fixed
                                                                  Income groups, Deutsche
                                                                  Bank Trust (formerly
                                                                  Bankers Trust Co.)
                                                                  (financial services
                                                                  firm) (1983 to 1999).
------------------------------------------------------------------------------------------------------------------------------------

(ii)  Mr. Nolte is an "interested person" under Section 2(a)(19) of the 1940 Act of the Fund. Mr. Nolte is Managing Director of DBIM
      and Managing Director and Global Head of Funds-of-Funds of DB Absolute Return Strategies.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

     NAME, ADDRESS AND AGE           POSITIONS HELD WITH FUND                      PRINCIPAL OCCUPATION(S) DURING THE
                                                                                               LAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters (iv)              Chief Executive Officer     President (as of May 24, 2005) and Chief Executive Officer (as of
345 Park Ave.                                                    June 18, 2004); Managing Director, Deutsche Asset Management (May
New York, NY  10154                                              2004 to present); President and Chief Executive Officer, UBS Fund
(7/14/60)                                                        Services (2001 to 2003); Chief Administrative Officer (1998 to
                                                                 2001) and Sr. Vice President and Director of Mutual Fund Operations
                                                                 (1991 to 1998), UBS Global Asset Management.
------------------------------------------------------------------------------------------------------------------------------------
Natalie Birrell                      President                   Chief Operating Officer, DBIM (2001 to present). Formerly, Chief
DB Hedge Strategies Fund LLC                                     Operating Officer, Deutsche Asset Management (asset management
25 DeForest Ave.                                                 division of Deutsche Bank) (2000 to 2001) and Global Business
Summit, NJ  07901-2154                                           Manager, Bankers Trust (private banking) (1994 to 2000).
(5/16/66)
------------------------------------------------------------------------------------------------------------------------------------
Alexandra A. Toohey                  Treasurer,                  Head of Administration, DB Absolute Return Strategies (2000 to
DB Hedge Strategies Fund LLC         Principal                   present). Formerly, Sr. Manager, Fortis Fund Services Curacao NV
25 DeForest Ave.                     Financial & Accounting      (hedge fund administrator) (1994 to 2000).
Summit, NJ  07901-2154               Officer
(10/17/66)
------------------------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum(iv)               Secretary                   Director, Deutsche Asset Management (asset management division of
Deutsche Asset Management                                        Deutsche Bank) (2002 to present). Formerly, Vice President,
1 South St.                                                      Deutsche Asset Management (2000 to 2002); Partner, Freedman, Levy,
Baltimore, MD  21202-3298                                        Kroll & Simonds (law firm) (1997 to 1999).
(9/14/60)
------------------------------------------------------------------------------------------------------------------------------------

----------------------
(iv)  All officers also serve in similar capacities as officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch (iv)                Assistant Secretary         Consultant. Formerly, Managing Director, Deutsche Asset Management
Deutsche Asset Management                                        (asset management division of Deutsche Bank) (2002 to 2005);
1 South St.                                                      Director, Deutsche Asset Management (1999 to 2002); Principal, BT
Baltimore, MD  21202-3298                                        Alex. Brown Inc. (now Deutsche Bank Securities Inc.) (1998 -1999);
(3/27/54)                                                        Assistant General Counsel, U.S. Securities and Exchange Commission
                                                                 (1993 to 1998); Director, Deutsche Global Funds Ltd. (2002 to
                                                                 2004).
------------------------------------------------------------------------------------------------------------------------------------
John H. Kim                          Assistant Secretary         Director, Deutsche Asset Management (asset management division of
Deutsche Asset Management                                        Deutsche Bank) (2001 to present); Sr. Associate, Wilkie Farr &
25 DeForest Ave.                                                 Gallagher (law firm) (1995 to 2001).
Summit, NJ  07901-2154
(1/9/71)
------------------------------------------------------------------------------------------------------------------------------------
Anthony Conte                        Assistant Treasurer         Head of Compliance, DB Absolute Return Strategies (2003 to
Deutsche Asset Management                                        present); Head of Business Risk, DB Absolute Return Strategies
25 DeForest Ave.                                                 (2001 to 2003); Head of Asset Management Compliance, CIBC World
Summit, NJ  07901-2154                                           Markets Corp. (1999 to 2001).
(3/28/69)
------------------------------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

-----------------
(iv) All officers also serve in similar capacities as officers for other funds advised by the Investment Manager or its affiliates.

DB HEDGE STRATEGIES FUND LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DB HEDGE STRATEGIES FUND LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

                          COMPONENTS OF NET ASSETS BY
                              INVESTMENT STRATEGY

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [OBJECT OMITTED]

                  EVENT DRIVEN                      22.7%
                  GLOBAL MACRO                      14.1%
                  LONG/SHORT EQUITY                 32.3%
                  RELATIVE VALUE                    15.6%
                  OTHER ASSETS                      15.3%

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Nolan Altman is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $110,000.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $14,000. Fees for issuance of consent on repurchase of shares.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $92,000. Fees for preparation of the K-1s and 1065s.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission (the "Commission"), including the 1940 Act and the Sarbanes-Oxley Act of 2002.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                         (b)  100%

                         (c)  100%

                         (d)  Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES
The Fund invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser and/or the Fund may receive notices from the Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund's portfolio securities to the Adviser, subject to the Board's general oversight and with the direction that proxies should be voted consistent with the Fund's best economic interests. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

The Policies describe the way in which the Adviser resolves conflicts of interest. To resolve conflicts, the Adviser, under normal circumstances, votes proxies in accordance with its guidelines. If the Adviser departs from the Guidelines with respect to a particular proxy or if the guidelines do not specifically address a certain proxy proposal, a committee established by the Adviser will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the Adviser will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Adviser may not be able to vote proxies or may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Adviser may not vote proxies on certain foreign securities local restrictions or customs. The Adviser generally does not vote proxies on securities subject to share blocking restrictions.

The Fund will be required to file new Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund's Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-888-262-0965, or (ii) by visiting the SEC's website at www.sec.gov.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            DB Hedge Strategies Fund LLC
            --------------------------------------------------------------------


By (Signature and Title)*    /s/ Julian Sluyters
                         -------------------------------------------------------
                             Julian Sluyters, Chief Executive Officer
                             (principal executive officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Julian Sluyters
                         -------------------------------------------------------
                             Julian Sluyters, Chief Executive Officer
                             (principal executive officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Alexandra Toohey
                         -------------------------------------------------------
                             Alexandra Toohey, Treasurer
                             (principal financial officer)

Date   June 3, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.